SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Accounting Policies [Abstract]
Research and development costs	$ 1,298,657	$ 1,123,296	$ 1,118,320
Advertising costs	100,652	119,202	171,883
Provision for (release of) doubtful accounts	$ 3,856	$ (2,284)	$ 6,199